DISCLOSURE OF OTHER INFORMATION (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income, Total		$ 111,513	$ 257,863	$ 273,026
Gain from changes in fair value of biological assets (See note 20)		83,031	208,562	210,479
Net income from insurance compensation		1,305	3,222	1,522
Revenue from export promotion		3,542	2,350	2,692
Lease income		3,061	4,687	2,654
Gain on sales of assets		13,444	17,485	11,849
Gain on business combination achieved in stages		0	0	8,744
Access easement		565	3,756	8,160
Recovery of tax credits		0	2,033	8,081
Other operating results	[1]	6,565	15,768	18,845
Total of Other Expenses by activity		(240,165)	(77,415)	(83,388)
Depreciation		(1,880)	(562)	(1,407)
Legal expenses		(3,882)	(5,087)	(5,082)
Impairment provision for property, plant and equipment and others		(33,240)	(14,979)	(12,321)
Operating expenses related to plants stoppage		(5,861)	(3,926)	(3,917)
Expenses related to projects		(2,139)	(1,620)	(532)
Loss of asset sales		(4,691)	(2,283)	(2,475)
Loss and repair of assets		(3,739)	(1,307)	(316)
Loss of forest due to fires	[2]	(138,139)	(15,193)	(34,850)
Other Taxes		(17,463)	(8,261)	(8,981)
Research and development expenses		(2,594)	(2,684)	(2,604)
Fines, readjustments and interests		(3,675)	(1,004)	(1,139)
Loss on disposal of associates		0	(10,369)	0
Others rentals no operational		(1,877)	0	0
Other expenses		(20,985)	(10,140)	(9,764)
Financing income, total		19,640	29,701	50,284
Financial income from mutual funds - term deposits		11,023	11,439	15,128
Financial income resulting from swap - forward instruments		3,602	7,226	4,439
Financial income resulting from loans with related companies		0	0	17,629
Other financial income		5,015	11,036	13,088
Financing costs, Total		(287,958)	(258,467)	(262,962)
Interest expense, Banks loans		(31,014)	(33,224)	(40,690)
Interest expense, Bonds		(223,602)	(183,203)	(189,526)
Interest expense, other financial instruments		(15,706)	(17,221)	(7,260)
Other financial costs		(17,636)	(24,819)	(25,486)
Total		17,017	23,939	6,748
Investments in associates		4,855	16,348	5,573
Joint ventures		$ 12,162	$ 7,591	$ 1,175

[1]	Other operating results” includes income from interests, extraction of sand and gravel from wharfage and indemnities, among others.
[2]	Loss of forest due to fires are presented net of ThU.S.$35,000 from insurance compensation as of December 2017.